ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands, except share and per share data)

	December 31,
	2023	2022
ASSETS
Current assets:
Cash and cash equivalents	$61,345	$7,407
Receivables from affiliated companies	1,064	779
Receivables from subsidiaries	198,910	157,737
Prepaid expenses and other current assets	8,619	9,527

Total current assets	269,938	175,450

Investments in subsidiaries	—	423,520
Receivables from an affiliated company	—	216,333
Receivables from subsidiaries	673,729	165,056

Total assets	$943,667	$980,359

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	$7,954	$26,811
Income tax payable	12,536	1,417
Payables to an affiliated company	103	75
Payables to subsidiaries	268,656	260,720

Total current liabilities	289,249	289,023

Investments deficit in subsidiaries	511,449	—
Other long-term liabilities	54	227
Payables to subsidiaries	1,430,195	1,541,434

Total liabilities	2,230,947	1,830,684

Shareholders’ deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,404,679,067 and 1,445,052,143 shares issued; 1,311,270,775 and 1,335,307,327 shares outstanding, respectively	14,047	14,451
Treasury shares, at cost; 93,408,292 and 109,744,816 shares, respectively	(255,068)	(241,750)
Additional paid-in capital	3,109,212	3,218,895
Accumulated other comprehensive losses	(98,599)	(111,969)
Accumulated losses	(4,056,872)	(3,729,952)

Total shareholders’ deficit	(1,287,280)	(850,325)

Total liabilities and shareholders’ deficit	$943,667	$980,359

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands)

	Year Ended December 31,
	2023	2022	2021
Operating revenues	$84,130	$15,340	$9,547

Operating costs and expenses:
General and administrative	(34,342)	(50,532)	(51,285)
Development costs	—	—	(32,000)
Property charges and other	(1,244)	(406)	(956)

Total operating costs and expenses	(35,586)	(50,938)	(84,241)

Operating income (loss)	48,544	(35,598)	(74,694)

Non-operating income (expenses):
Interest income	4,991	16,151	20
Interest expense	(19,366)	(3,165)	—
Foreign exchange gains, net	1,496	7,437	6,211
Other income, net	7,302	11,220	15,092
Share of results of subsidiaries	(358,767)	(922,771)	(755,678)

Total non-operating expenses, net	(364,344)	(891,128)	(734,355)

Loss before income tax	(315,800)	(926,726)	(809,049)
Income tax expense	(11,120)	(3,800)	(2,702)

Net loss	$(326,920)	$(930,526)	$(811,751)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(In thousands)

	Year Ended December 31,
	2023	2022	2021
Net loss	$(326,920)	$(930,526)	$(811,751)
Other comprehensive income (loss):
Foreign currency translation adjustments	13,370	(35,961)	(64,676)

Other comprehensive income (loss)	13,370	(35,961)	(64,676)

Total comprehensive loss	$(313,550)	$(966,487)	$(876,427)

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31,
	2023	2022	2021
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$70,894	$86,252	$(21,401)

Cash flows from investing activities:
Payments of advances to subsidiaries	(528,794)	(215,613)	(20,005)
Proceeds from advances repayment from subsidiaries	75,041	—	—
Proceeds from loan repayment from an affiliated company	200,000	—	—
Proceeds from transfer of intangible asset	519,000	—	—
Payment of loan to an affiliated company	—	(200,000)	—

Net cash provided by (used in) investing activities	265,247	(415,613)	(20,005)

Cash flows from financing activities:
Repayments of loans or advances from subsidiaries	(270,593)	—	—
Repurchase of shares	(169,836)	(189,161)	(52,026)
Proceeds from loans or advances from subsidiaries	158,000	521,860	54,187
Proceeds from exercise of share options	226	—	7,101

Net cash (used in) provided by financing activities	(282,203)	332,699	9,262

Increase (decrease) in cash and cash equivalents	53,938	3,338	(32,144)
Cash and cash equivalents at beginning of year	7,407	4,069	36,213

Cash and cash equivalents at end of year	$61,345	$7,407	$4,069

Supplemental cash flow disclosures:
Assignment of advance to subsidiary to offset with advance from subsidiary	$—	$—	$235,897
Capitalization of advance to subsidiary as investment in subsidiary	$—	$—	$235,897